Corporate information	12 Months Ended
Dec. 31, 2024
Corporate Information
Corporate information

1	Corporate information

Afya Limited (“Afya”), collectively with its subsidiaries referred to as the “Company”, is a holding company incorporated under the laws of the Cayman Islands on March 22, 2019. Afya completed its initial public offering (IPO) on July 19, 2019, and its shares are listed on the Nasdaq under the symbol “AFYA”. The Company’s ultimate parent company is Bertelsmann SE& Co. KGaA (“Bertelsmann”).

The Company is formed by a network of higher education and post-graduate institutions, under the regulations of the Ministry of Education (“MEC”), focused on medical schools located in 19 Brazilian States forming the largest educational group by the number of medical school seats in the country. The Company also provides other educational services that comprise the development and sale of electronically distributed educational courses on medicine science and soft skills educational content. The Company also offers solutions to empower the physicians in their daily routine including supporting clinic decisions through mobile app subscription, delivering practice management tools through a SaaS (Software as a Service) model and supporting the patient-physician relationship.

On January 24, 2024, MEC authorized the increase of 40 medical school seats of Faculdades Integradas Padrão (“FIP Guanambi”) located in the city of Guanambi, State of Bahia, which resulted in an additional payment of R$49,600 to the former shareholders of FIP Guanambi. With this authorization, the Company reaches 100 medical school seats on this campus. The operation of these medical school seats started in the first quarter of 2024. Such additional seats were accounted for as licenses with indefinite useful life in intangible assets. See Note 11.

On July 12, 2024, MEC authorized the increase of 80 medical school seats of Centro Universitário Tiradentes Alagoas (“UNIMA”), a subsidiary of Sociedade Educacional e Cultural Sergipe DelRey Ltda. (“DelRey”), located in the city of Maceió, State of Alagoas, which resulted in an additional payment of R$107,627 to the former shareholders of UNIMA. With this authorization, Afya reached 220 medical school seats on this campus. The operation of these medical school seats started in the third quarter of 2024. Such additional seats were accounted for as licenses with indefinite useful life in intangible assets. See Note 11.

Acquisition in 2024

On July 1, 2024, Afya Participações S.A. ("Afya Brazil”), a wholly-owned subsidiary of Afya, acquired Unidom Participações S.A. (“Unidom”). Unidom is a post-secondary education institution with governmental authorization to offer on-campus, undergraduate degrees and graduate programs in medicine and health, as well as other courses. It encompasses “Unidompedro” and “Faculdade Dom Luiz”, both located in the State of Bahia with operations in the cities of Salvador, Luis Eduardo Magalhães, Barreiras and Ribeira do Pombal. See Note 4.1.

As of December 31, 2024, Afya had 3,593 total medical school seats, including 300 medical school seats from the acquisition of Unidom. Of these, 175 medical school seats are subject to final approval from MEC.

Acquisitions in 2023 and 2022

During the year ended December 31, 2023, Afya Brazil acquired DelRey which is part of the Undergrad segment. The aggregate consideration transferred was R$816,236, of which R$567,196 represents the cash paid net of cash acquired (included in cash flows from investing activities) for such business combination. See Note 4.2.

During the year ended December 31, 2022, Afya Brazil entered into business combination transactions to acquire three entities under the Medical Practice Solutions and Continuing Education segments. The aggregate consideration transferred was R$99,399, of which R$67,381 represents the cash paid net of cash acquired (included in cash flows from investing activities) for such business combinations.

Organization for Economic Co-operation and Development (“OECD”) Pillar Two Law approval

On October 3, 2024, the Brazilian Government issued the Provisional Measure No. 1,262, which establishes the OECD Pillar Two global minimum tax in Brazil effective from January 1, 2025. On December 27, 2024, Law 15,079/2024 was sanctioned formalizing these requirements and making them definitive for the implementation of the new tax regulation in Brazil.

Law 15,079/2024 adapts the Brazilian tax legislation to the OECD’s Global Base Erosion – GloBE Rules, introducing an effective minimum taxation of 15% through an additional Social Contribution on Net Profit (CSLL). Such regulation is applicable to multinational groups within the scope of the OECD’s GloBE rules, which had annual revenues of at least €750 million in the consolidated financial statements of the ultimate parent entity in at least two of the four fiscal years immediately preceding the year under review.

The rules are designed to ensure that the additional CSLL qualifies as a Qualified Domestic Minimum Top-up Tax (QDMTT) under the OECD Inclusive Framework, applying to Brazilian entities a minimum taxation of 15%. This new tax regulation is expected to impact the Company’s effective income tax rate and results of operations.

Although the rules are not applicable for the year ended December 31, 2024, the Company is assessing the potential effects on its consolidated financial statements. While the potential effects on the consolidated financial statements have not yet been quantified, the Company is taking steps to ensure its compliance with the new tax regulation. The Company will continue to monitor the evolution of global tax regulations and adjust its strategies as needed.